CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
ForeignCurrencyLineItems [Line Items]
NET CASH FLOWS USED IN OPERATING ACTIVITIES | ¥		¥ (2,577)	¥ (4,817)
INVESTING ACTIVITIES
Proceeds from disposal of Double Grow International Limited | ¥			9,377
NET CASH FLOWS FROM INVESTING ACTIVITIES | ¥			9,377
FINANCING ACTIVITIES
Repayments to related companies | ¥		(4)	(11,886)
Repayments to the Shareholder | ¥			(4,875)
Payments of interest expenses of lease liabilities | ¥		(37)
Payments of principal portion of lease liabilities | ¥		(501)
Advances from related companies | ¥		710	664
NET CASH FLOWS (USED IN) /FROM FINANCING ACTIVITIES | ¥		168	(16,097)
NET DECREASE IN CASH AND CASH EQUIVALENTS | ¥		(2,409)	(11,537)
NET FOREIGN EXCHANGE DIFFERENCE | ¥		2	140
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD | ¥		6,793	18,878
CASH AND CASH EQUIVALENTS AT END OF PERIOD | ¥		¥ 4,386	¥ 7,481
USD [Member]
ForeignCurrencyLineItems [Line Items]
NET CASH FLOWS USED IN OPERATING ACTIVITIES | $	$ (374)
INVESTING ACTIVITIES
Proceeds from disposal of Double Grow International Limited | $
NET CASH FLOWS FROM INVESTING ACTIVITIES | $
FINANCING ACTIVITIES
Repayments to related companies | $	(1)
Repayments to the Shareholder | $
Payments of interest expenses of lease liabilities | $	(5)
Payments of principal portion of lease liabilities | $	(73)
Advances from related companies | $	103
NET CASH FLOWS (USED IN) /FROM FINANCING ACTIVITIES | $	24
NET DECREASE IN CASH AND CASH EQUIVALENTS | $	(350)
NET FOREIGN EXCHANGE DIFFERENCE | $
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD | $	989
CASH AND CASH EQUIVALENTS AT END OF PERIOD | $	$ 639